General Information (Details) S/ in Millions, $ in Millions	Dec. 27, 2023 PEN (S/)	Dec. 27, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2023 PEN (S/)	Sep. 15, 2022 PEN (S/)	Sep. 15, 2022 USD ($)
General Information (Details) [Line Items]
Committed to pay civil penalty					S/ 333.3	$ 40.7
Compensation amount	S/ 10.3	$ 1.2	S/ 488.9
Total liabilities			S/ 488.9	S/ 469.8
Peruvian Government [Member]
General Information (Details) [Line Items]
Committed to pay civil penalty					S/ 488.9
Top of range [member]
General Information (Details) [Line Items]
Annual interest percentage				3.55%
Bottom of range [member]
General Information (Details) [Line Items]
Annual interest percentage				1.90%